Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bf11_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Small Cap Growth Equity Portfolio
(the “Fund”)

Supplement dated January 27, 2017 to the Prospectus and
the Statement of Additional Information (“SAI”) of the Fund,
each dated January 27, 2017

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Advantage Small Cap Growth Fund.” This change is expected to become effective on February 15, 2017.

Effective until February 15, 2017, the following change is made to the Fund’s Prospectus and SAI:

Effective until February 15, 2017, all references to BlackRock Advantage Small Cap Growth Fund are changed to BlackRock Small Cap Growth Equity Portfolio. Effective on February 15, 2017, the name of the Fund will be BlackRock Advantage Small Cap Growth Fund.
BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Small Cap Growth Equity Portfolio
(the “Fund”)

Supplement dated January 27, 2017 to the Prospectus and
the Statement of Additional Information (“SAI”) of the Fund,
each dated January 27, 2017

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Advantage Small Cap Growth Fund.” This change is expected to become effective on February 15, 2017.

Effective until February 15, 2017, the following change is made to the Fund’s Prospectus and SAI:

Effective until February 15, 2017, all references to BlackRock Advantage Small Cap Growth Fund are changed to BlackRock Small Cap Growth Equity Portfolio. Effective on February 15, 2017, the name of the Fund will be BlackRock Advantage Small Cap Growth Fund.